Note Receivable (Details Narrative) $ in Millions	Oct. 01, 2018 USD ($)
Receivables [Abstract]
Non interest bearing note receivable	$ 6.0
Payable term	36 months
Maturity date	Oct. 01, 2021
Imputed interest rate	10.00%